CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 3,980,655	$ 3,354,437	$ 10,692,259	$ 6,686,998	$ 10,421,352	$ 5,765,889
Cost of revenues	1,907,359	569,734	5,170,500	1,890,557	3,243,772	1,933,195
Gross margin	2,073,296	2,784,703	5,521,759	4,796,441	7,177,580	3,832,694
Operating expenses
Compensation and related benefits	1,213,678	1,730,369	4,543,136	3,536,689	5,306,458	4,417,028
Goodwill impairment charges	0	56,675,210	0	56,675,210	56,675,210	0
General and administrative	2,917,139	2,218,289	7,122,202	2,997,525	6,553,961	1,202,456
Transaction expenses	0	455,834	0	710,479	792,796	86,799
Total operating expenses	4,130,817	61,079,702	11,665,338	63,919,903	69,328,425	5,706,283
Net operating loss	(2,057,521)	(58,294,999)	(6,143,579)	(59,123,462)	(62,150,845)	(1,873,589)
Other income (expense)
Interest expense	(755,866)	(115,385)	(1,727,110)	(466,530)	(211,459)	(191,323)
Other (expense) income, net	(5)	(2)	183,004	0	504	(20,114)
Change in fair value of financial instruments	2,828,647	5,737,606	1,412,351	6,285,706	6,176,097	0
Loss on extinguishment of loan		(645,979)	(126,125)	(645,979)	(645,979)	0
Change in fair value on embedded derivative					0	90,200
Gain on forgiveness of debt					0	107,862
Loss on issuance of financial instruments	(305,000)	(595,000)	(443,020)	(2,213,234)	(2,513,234)	0
Total other income (expense), net	1,767,776	4,381,240	(700,900)	2,959,963	2,805,929	(13,375)
Loss before (provision for) benefit from income taxes	(289,745)	(53,913,759)	(6,844,479)	(56,163,499)	(59,344,916)	(1,886,964)
(Provision for) benefit from income taxes	0	(8,802)	(17,989)	1,669,586	1,642,901	(1,838,490)
Net loss attributable to stockholders	(289,745)	(53,922,561)	(6,862,468)	(54,493,913)	(57,702,015)	(3,725,454)
Net profit attributable to non-controlling interest					0	37,476
Net loss attributable to stockholders	$ (289,745)	$ (53,922,561)	$ (6,862,468)	$ (54,493,913)	$ (57,702,015)	$ (3,762,930)
Basic loss per common share (in Dollars per share)	$ (0.02)	$ (3.58)	$ (0.42)	$ (6.53)	$ (5.65)	$ (0.38)
Diluted loss per common share (in Dollars per share)	$ (0.02)	$ (3.58)	$ (0.42)	$ (6.53)	$ (5.65)	$ (0.38)
Weighted average number of common shares outstanding, basic (in Shares)	16,549,357	15,077,548	16,429,551	8,351,249	10,213,036	9,998,446
Weighted average number of common shares outstanding, diluted (in Shares)	16,549,357	15,077,548	16,429,551	8,351,249	10,213,036	9,998,446
Subscription fees
Revenues
Total revenues	$ 894,514	$ 1,037,457	$ 2,602,186	$ 3,080,085	$ 4,115,126	$ 4,044,807
Professional services and other fees
Revenues
Total revenues	603,696	396,455	2,524,853	1,145,930	2,108,307	1,063,114
Technical engineering fees
Revenues
Total revenues	163,523	806,456	993,493	1,284,345	1,980,186	657,968
Patient fees
Revenues
Total revenues	882,529	623,198	2,069,565	654,718	1,207,343	0
Telehealth fees
Revenues
Total revenues	1,436,393	485,971	2,499,662	516,540	1,003,510	0
Institutional fees
Revenues
Total revenues	$ 0	$ 4,900	$ 2,500	$ 5,380	$ 6,880	$ 0